CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income	$ (1,880,993)	$ 2,219,434	$ 5,849,443	$ 1,773,401
Other comprehensive income:
Foreign currency translation gain	(86,168)	72,714	287,325	30,915
Comprehensive income	$ (1,967,161)	$ 2,292,148	$ 6,136,768	$ 1,804,316